Loans Receivable, Net - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LOANS RECEIVABLE, NET [Abstract]
Outstanding borrowings related to transfers of loans receivable	$ 70,754	$ 133,578